Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.34088%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,110,885.52

Principal:
Principal Collections	$13,619,433.41
Prepayments in Full	$9,595,376.30
Liquidation Proceeds	$362,169.46
Recoveries	$339,979.76
Sub Total	$23,916,958.93
Collections	$25,027,844.45

Purchase Amounts:
Purchase Amounts Related to Principal	$421,918.39
Purchase Amounts Related to Interest	$1,463.88
Sub Total	$423,382.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,451,226.72

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,451,226.72
Servicing Fee	$391,083.68	$391,083.68	$0.00	$0.00	$25,060,143.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,060,143.04
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,060,143.04
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,060,143.04
Interest - Class A-3 Notes	$467,550.14	$467,550.14	$0.00	$0.00	$24,592,592.90
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$24,396,555.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,396,555.57
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$24,333,395.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,333,395.57
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$24,288,116.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,288,116.57
Regular Principal Payment	$21,935,271.63	$21,935,271.63	$0.00	$0.00	$2,352,844.94
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,352,844.94
Residual Released to Depositor	$0.00	$2,352,844.94	$0.00	$0.00	$0.00
Total		$25,451,226.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,935,271.63
Total					$21,935,271.63

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,935,271.63	$63.39	$467,550.14	$1.35	$22,402,821.77	$64.74
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$21,935,271.63	$20.84	$772,026.47	$0.73	$22,707,298.10	$21.57

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$251,596,489.59	0.7270314	$229,661,217.96	0.6636457
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$409,256,489.59	0.3887536	$387,321,217.96	0.3679173

Pool Information
Weighted Average APR	3.002%	2.997%
Weighted Average Remaining Term	37.79	36.93
Number of Receivables Outstanding	24,401	23,725
Pool Balance	$469,300,415.74	$445,238,727.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$434,719,495.62	$412,423,298.66
Pool Factor	0.4109221	0.3898535

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$32,815,428.91
Targeted Overcollateralization Amount	$57,917,509.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,917,509.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$62,790.61
(Recoveries)		61	$339,979.76
Net Loss for Current Collection Period			$(277,189.15)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.7088%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5572%
Second Prior Collection Period			0.2251%
Prior Collection Period			0.0082%
Current Collection Period			-0.7274%
Four Month Average (Current and Prior Three Collection Periods)			0.0158%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,462	$6,525,501.59
(Cumulative Recoveries)			$1,350,054.28
Cumulative Net Loss for All Collection Periods			$5,175,447.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4532%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,463.41
Average Net Loss for Receivables that have experienced a Realized Loss			$3,539.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	146	$3,566,613.42
61-90 Days Delinquent	0.07%	14	$322,976.39
91-120 Days Delinquent	0.03%	5	$122,173.30
Over 120 Days Delinquent	0.09%	16	$421,157.03
Total Delinquent Receivables	1.00%	181	$4,432,920.14

Repossession Inventory:
Repossessed in the Current Collection Period		8	$150,178.02
Total Repossessed Inventory		13	$320,025.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1277%
Prior Collection Period			0.1557%
Current Collection Period			0.1475%
Three Month Average			0.1436%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1946%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	24

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$1,580,164.70
2 Months Extended	69	$1,794,692.70
3+ Months Extended	7	$167,312.07

Total Receivables Extended	134	$3,542,169.47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer